Note 10 - Stock Incentive Plan - Summary of the Status of the Company's Non-vested Shares (Details)	12 Months Ended
Dec. 31, 2019 $ / shares shares
Non-vested, beginning balance (in shares) | shares	35,117
Non-vested, weighted average grant date fair value, beginning balance (in dollars per share) | $ / shares	$ 9.61
Granted (in shares) | shares	24,710
Granted, weighted average grant date fair value (in dollars per share) | $ / shares	$ 8.13
Vested (in shares) | shares	(22,572)
Vested, weighted average grant date fair value (in dollars per share) | $ / shares	$ (9.62)
Non-vested, ending balance (in shares) | shares	37,255
Non-vested, weighted average grant date fair value, ending balance (in dollars per share) | $ / shares	$ 8.81